Shareholders' Equity - Summary of Share Capital - Par Value (Detail) - EUR (€) € / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Issued capital	€ 229	€ 241	€ 265
Weighted average shares	1,553,000	1,630,000	1,879,000
Common shares [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 189	€ 198	€ 218
Authorized share capital	€ 480	€ 480	€ 480
Number of authorized shares	4,000,000	4,000,000	4,000,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	1,652,797	1,814,727	2,109,430
Shares withdrawn	(79,678)	(161,929)	(294,703)
Ending balance	1,573,120	1,652,797	1,814,727
Beginning balance	€ 198	€ 218	€ 253
Shares withdrawn	(10)	(19)	(35)
Ending balance	€ 189	€ 198	€ 218
Weighted average shares	1,649,305	1,753,162	2,067,119
Common share B [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 40	€ 42	€ 47
Authorized share capital	€ 240	€ 240	€ 240
Number of authorized shares	2,000,000	2,000,000	2,000,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	353,388	389,759	546,196
Shares withdrawn	(17,557)	(36,371)	(156,437)
Ending balance	335,831	353,388	389,759
Beginning balance	€ 42	€ 47	€ 66
Shares withdrawn	(2)	(4)	(19)
Ending balance	€ 40	€ 42	€ 47
Weighted average shares	352,618	388,169	523,149